Intangible assets and goodwill (Details)		12 Months Ended
	Oct. 12, 2020 USD ($)	Dec. 31, 2020 USD ($) Product Segment	Dec. 31, 2019 USD ($)		Dec. 31, 2018 USD ($)	Dec. 31, 2016 USD ($)	Sep. 24, 2019 USD ($)	Apr. 18, 2016 EUR (€)
Additional information of in process research and development [Abstract]
In-process R&D costs recognized as intangible		$ 27,618,000	$ 15,827,000	[1]	$ 10,703,000
Goodwill [Abstract]
Number of operating segments | Segment		1
Cala Medical Limited [Member]
Additional information of in process research and development [Abstract]
Total consideration	$ 723,000
Aegerion Pharmaceuticals [Member]
Additional information of in process research and development [Abstract]
Total consideration							$ 152,615,000
Goodwill [Abstract]
Goodwill recognized at acquisition date			$ 19,131,000,000				$ 19,131,000
Number of operating segments | Segment		1
Amryt GmbH [Member]
Additional information of in process research and development [Abstract]
Total consideration | €								€ 150,000
Bottom of Range [Member] | Aegerion Pharmaceuticals [Member]
Impairment [Abstract]
Pre-tax discount rate		10.00%	10.00%
Top of Range [Member] | Aegerion Pharmaceuticals [Member]
Impairment [Abstract]
Pre-tax discount rate		16.50%	16.50%
In Process R&D [Member]
Additional information of in process research and development [Abstract]
Impairment charge recognized as other expense			$ 4,670,000
Number of commercial rare disease products that group comprised | Product		2
Number of years product sold by each groups commercial infrastructure		6 years
In Process R&D [Member] | Cala Medical Limited [Member]
Additional information of in process research and development [Abstract]
In-process R&D costs recognized as intangible	$ 591,000
In Process R&D [Member] | Amryt GmbH [Member]
Additional information of in process research and development [Abstract]
In-process R&D costs recognized as intangible						$ 54,268,000
In Process R&D [Member] | SomTherapeutics, Corp [Member]
Additional information of in process research and development [Abstract]
In-process R&D costs recognized as intangible						$ 4,522,000
Other Intangible Assets [Member] | Bottom of Range [Member]
Other intangible assets [Abstract]
Estimated economic lives		3 years
Other Intangible Assets [Member] | Top of Range [Member]
Other intangible assets [Abstract]
Estimated economic lives		10 years
Impairment [Member]
Impairment [Abstract]
Pre-tax discount rate		14.40%	16.50%
Variation percentage in assumed level of future growth in revenue		10.00%
Increase in percentage of discount rate that represents range of outcomes		5.00%
Revenue growth assumptions projection period		3 years
Forecast period		4 years
Long-term growth rate		2.00%
Discount rate		14.40%	16.50%
Impairment of goodwill		$ 0	$ 0
Impairment [Member] | Bottom of Range [Member]
Impairment [Abstract]
Goodwill and impairment average revenue growth rate		10.00%
Goodwill and impairment average cost growth rate		(4.00%)
Impairment [Member] | Top of Range [Member]
Impairment [Abstract]
Goodwill and impairment average revenue growth rate		33.00%
Goodwill and impairment average cost growth rate		38.00%

[1]	see Note 27